NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details)			12 Months Ended
	Nov. 16, 2018 USD ($) $ / shares	Nov. 15, 2018 USD ($) $ / shares shares	Oct. 28, 2018 operating_segment $ / shares	Oct. 29, 2017 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Number of reportable segments | operating_segment			3
Subsequent Event | Ply Gem
Subsequent Event [Line Items]
Shares issued | $		$ 58,709,067
Common stock, par value (in dollars per share)		$ 0.01
Ownership percentage issued in transaction		47.00%
Total cash consideration transferred | $	$ 713,900,000
Share price (in dollars per share)	$ 12.16
Equity not issued in merger (in shares) | shares		70,834